QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                Thomas S. Harman
                             Morgan, Lewis, Bockius
                      1111 Pennsylvania Avenue, Northwest
                             Washington, D.C. 20004

     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 08/31
                       -------------------------------

                      Date of reporting period: 05/31/2008
                      -----------------------------------



ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

CSI Equity Fund; and
Third Millennium Russia Fund

                                 CSI EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  May 31, 2008


    Number                               % of Total   Market
    of Shares           Description      Investments   Value
    --------            ---------        ---------- ------------


                  COMMON STOCKS:            99.27%

                  ADVERTISING:               2.02%
     38,000       Omnicom Group Inc.                $ 1,862,380

                  BANKING:                  10.26%
     89,600       Banco De Santander  ADR             1,872,640
     34,300       Bank America                        1,166,543
     42,000       Danske Bank AS                      1,432,200
     33,000       DBS Group Holdings ADR              1,887,442
     20,200       HSBC Holdings ADR                   1,701,042
     51,000       Wells Fargo & Co.                   1,406,070
                                                    ------------
                                                      9,465,937
                                                    ------------


                  BEVERAGES:                 1.92%
     26,000       Pepsico Inc.                        1,775,800
                                                    ------------

                  COMPUTER AND PERIPHERALS:  1.80%
     62,000       Cisco Systems, Inc.                 1,656,640
                                                    ------------


                  COMPUTER SOFTWARE/SERVICES:5.55%
     33,000       Infosys Technologies Limited-SP ADR 1,620,630
     56,000       Microsoft Corp.                     1,585,920
     35,000       SAP ADR                             1,911,000
                                                    ------------
                                                      5,117,550
                                                    ------------


                  DRUG AND MEDICAL:         10.62%
     31,300       Abbott Laboratories                 1,763,755
     27,500       Johnson & Johnson                   1,835,350
     32,000       Novartis AG                         1,675,200
     20,200       Roche Holdings LTD ADR              1,737,228
     25,000       Stryker Corp.                       1,613,750
     21,000       Wellpoint Health Net                1,172,220
                                                    ------------
                                                      9,797,503
                                                    ------------


                  ELECTRONICS/EQUIPMENT:     7.60%
     33,800       Canon Inc. ADR                      1,828,918
     35,000       Emerson Electric Co.                2,036,300
     46,000       General Electric Corp.              1,413,120
     75,000       Intel Corp.                         1,738,500
                                                    ------------
                                                      7,016,838
                                                    ------------


                  FINANCIAL:                 4.66%
     28,300       American International              1,018,800
     78,000       Charles Schwab                      1,730,040
     21,500       State Street Corp                   1,548,430
                                                    ------------
                                                      4,297,270
                                                    ------------
                  FOOD:                      5.93%
     20,500       Diageo PLC ADR                      1,611,710
     13,900       Nestle S.A. ADR                     1,704,654
     27,900       William Wrigley Jr. Company         2,151,927
                                                    ------------
                                                      5,468,291
                                                    ------------

                  HOUSEHOLD:                 3.60%
      6,100       Kao Corporation ADR                 1,589,068
     26,300       Proctor & Gamble                    1,737,115
                                                    ------------
                                                      3,326,183
                                                    ------------

                  MANUFACTURING:             5.81%
     37,700       Dupont EI                           1,806,207
     22,000       3M Co.                              1,706,320
     26,000       United Technologies                 1,847,040
                                                    ------------
                                                      5,359,567
                                                    ------------

                  MATERIALS:                 2.16%
     23,600       BHP Billiton LTD ADR                1,990,424
                                                    ------------


                  MULTI-MEDIA:               1.97%
     54,000       Walt Disney Co.                     1,814,400
                                                    ------------

                  OIL:                      12.96%
     13,100       BASF AG - ADR                       1,961,906
     20,500       Chevron Corp.                       2,032,575
     22,500       Conocophillips                      2,094,750
     23,500       Royal Dutch Shell PLC               2,009,015
     18,000       Schlumberger Ltd.                   1,820,340
     23,400       Total Fina ADR                      2,041,884
                                                    ------------
                                                     11,960,470
                                                    ------------

                  RETAIL:                    5.88%
     27,200       Costco Wholesale                    1,939,904
     28,000       Nike, Inc. Class B                  1,914,360
     67,000       Staples, Inc.                       1,571,150
                                                    ------------
                                                      5,425,414
                                                    ------------

                  TELECOMMUNICATIONS:        7.36%
     45,000       AT&T Inc.                           1,795,500
     21,000       China Telecom Ltd Adr               1,549,590
     56,800       Corning Inc.                        1,552,912
     35,000       Hutchison Whampoa ADR               1,891,572
                                                    ------------
                                                      6,789,574
                                                    ------------

                  TRANSPORTATION:            4.99%
     15,500       Fedex Corporation                   1,421,505
     51,600       Johnson Controls Inc.               1,757,496
     14,000       Toyota Motor ADR                    1,428,700
                                                    ------------
                                                      4,607,701
                                                    ------------

                  UTILITIES:                 4.19%
     28,000       EON AG ADR                          1,978,603
     28,000       FPL Group                           1,890,560
                                                    ------------
                                                      3,869,163
                                                    ------------

                  TOTAL SECURITIES          99.27%   91,601,105
                  CASH AND CASH EQUIVALENTS  0.73%      675,760
                                         ---------- ------------
                  TOTAL INVESTMENTS        100.00%  $ 92,276,865
                                         ========== ============


FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2008:



    Valuation Inputs:                              Investment in Securities:
    -----------------                              -------------------------
    Level 1 - Quoted Prices                         $ 91,601,105
    Level 2 - Other Significant Observable Inputs             -
    Level 3 - Significant Unobservable Inputs                 -
                                                    ------------
                                                    ------------
     Total:                                         $ 91,601,105
                                                    ------------
                                                    ------------

                          THIRD MILLENNIUM RUSSIA FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  May 31, 2008
                                   (unaudited)

Number of                        % of Total     Market
Shares   Security Description    Investmen      Value
-------- ------------------------               --------

         COMMON STOCK:           96.70%

         AGRICULTURE/CHEMICALS:  14.85%
 30,000  Acron                                  $ 3,285,000
  5,592  Silvinit Preferred                       5,144,640
 20,000  Stirol Concern ADR                         491,602
220,000  Uralkaliy                               13,310,000
                                                 --------
                                                 22,231,242
                                                --------

         CELLULAR TELECOMMUNICATI8.97%
 76,000  Mobile Telesystems ADR                   6,657,600
185,000  Vimpel Communications ADR                6,775,625
                                                --------
                                                 13,433,225
                                                 --------

         CONSTRUCTION:           2.95%
1,000,000Russian Infrastructure                  1,137,490
  6,000  Sibirskiy Cement                        1,260,000
 10,000  Strabag SE-BR                             792,163
    100  UBS AG London WTS                       1,230,000
                                                  --------
                                                 4,419,653
                                                 --------

         CONSUMER:               14.38%
2,500,000Bohdan Automobile Plan                   512,552
 68,667  Data Art                                 699,998
 21,450  IBS Group Holding GDR                    650,711
 63,882  Kalina Concern GDR 144A                2,108,106
100,000  KDD Group                                380,957
 65,000  Magnit OJSC Spon GDR                     845,650
270,000  Mirland Development Corp.              2,564,783
138,352  Open Investments GDR                   5,430,316
  7,500  RBC Information Systems                  275,250
  6,000  Rosinter Restaurants Holding             297,000
 60,000  Severstal Avto                         3,870,000
100,000  Sistema Hals GDR 144A                    712,500
 55,000  TMM Real Estate GDR                      825,689
  8,000  Wimm Bill Dann Foods ADR               1,000,640
 36,664  X-5 Retail Group REG S                 1,356,568
                                                --------
                                               21,530,720
                                                 --------

         FINANCIAL:              7.10%
 15,000  Raiffeisen International Bank          2,248,377
  5,000  Renaissance Russia Distressed Lt         520,870
2,200,000Sberbank RF                            7,859,500
                                                 --------
                                               10,628,747
                                                 --------

         GAS DISTRIBUTION:       10.30%
110,000  Gazprom RTS                            6,644,000
 85,000  Novatek OAO Spon GDR                   7,766,875
183,554  Teton Energy Corporation               1,015,054
                                                --------
                                               15,425,929
                                                --------

         NATURAL RESOURCES:      6.95%
  5,000  Belon                                    925,000
148,000  Ferrexpo                               1,126,901
200,000  Norilsk ADR                            5,882,000
 12,000  Verkhanaya Salda Metal                 2,466,000
                                                --------
                                               10,399,901
                                                --------

         OIL DISTRIBUTION:       11.47%
 72,250  Kazmunaigas ADR                        2,344,513
100,000  Lukoil Oil Co. ADR                    11,075,000
205,000  Rosneft Oil GDR                        2,490,750
  8,000  Tatneft Spon GDR                       1,266,000
                                                --------
                                               17,176,263
                                                --------

         STEEL:                  7.64%
 38,000  Evraz Group GDR                        4,455,500
 65,000  Novolipetsk Steel GDR 144A             3,120,000
108,500  Severstal GDR                          2,853,550
 25,000  TMK - GDR                              1,012,500
                                                --------
                                               11,441,550
                                                --------

         TRANSPORTATION:         2.37%
  8,800  Aeroflot REG S                         3,542,000
                                                --------

         UTILITIES:              7.43%
    525  Deutsche Bank WTS 12/31/2009           2,717,531
25,052,90Federal Hydrogenerating Co.            2,244,740
1,737,954Rengen SHS                             6,167,634
                                                --------
                                                11,129,905
                                                --------

         WIRELINE TELECOMMUNICATI2.30%
300,000  Comstar GDR                            3,297,000
  1,000  Far East Telecom ADR                     140,700
                                                 --------
                                                3,437,700
                                                --------

         TOTAL SECURITIES           96.70%    144,796,834
         CASH AND CASH EQUIVALENT    3.30%      4,934,827
                                    ------      --------
         TOTAL INVESTMENTS         100.00%    149,731,661
                                    ======    ========


FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2008:


                                                        Investment in
         Valuation Inputs:                              Securities
                                                        --------
         Level 1 - Quoted Prices                        $ 112,308,153
         Level 2 - Other Significant Obse               32,488,68
         Level 3 - Significant Unobservable Inputs      -
                                                        --------
                          Total:                        $ 144,796,834
                                                        --------

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: July 25, 2008
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: July 25, 2008
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date: July 25, 2008
      ------------------------------------